SEGMENT INFORMATION - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment	1
Capital expenditures | $	$ 46,184	$ 64,704	$ 68,924
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Property General Manager [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM reviews and evaluates consolidated net income as the measure of segment profit or loss and to compare the operating performance of Studio City with those of its competitors as a way to assess performance.
Segment Reporting, Expense Information Used by CODM, Description	The CODM also utilizes consolidated expense information in order to assess financial performance.